UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                                Form 13F/A

                                     Form 13F CONFIDENTIAL COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON OR ABOUT MAY 9, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON OR ABOUT AUGUST 14, 2008.


Report for the Calendar Year or Quarter Ended:       MARCH 31, 2008

Check here if Amendment    [x];     Amendment Number:1
This Amendment (Check only one.)          [        ] is a restatement
                                          [    x   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lehman Brothers Holdings Inc.
Address:          745 Seventh Avenue
                  New York, New York 10019

Form 13F File Number:      28-3182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James J. Killerlane III
Title:            Vice President
Phone:            212 526-1695

Signature, Place and Date of Signing:

/s/ James J. Killerlane III
New York, NY
August 13, 2008

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                          FORM 13F SUMMARY PAGE



Report Summary:

         Number of Other Included Managers:                  1

         Form 13F Information Table Entry Total:             4

         Form 13F Information Table Value Total         87,736
                                                   (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            No.           Form 13F File Number              Name
            1             28-1159                           Lehman Brothers Inc.


         Please note that confidential information has been omitted from this report and filed separately with the Securities and Exchange Commission.



                           TITLE OF             VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER             CLASS      CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE      SHARED    NONE

AQUILA INC                 COMMON  03840P102  16,050   5,000,000     SH         DEFINED     1       5,000,000       -           -
COMMERCE GROUP INC-MASS    COMMON  200641108  13,695     379,800     SH         DEFINED     1         379,800       -           -
GETTY IMAGES INC           COMMON  374276103  42,841   1,338,800     SH         DEFINED     1       1,338,800       -           -
PERFORMANCE FOOD GROUP CO  COMMON  713755106  15,150     463,595     SH         DEFINED     1         463,595       -           -
